SEGMENT REPORTING	9 Months Ended
Sep. 30, 2015
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
  SEGMENT REPORTING

In accordance with ASC 280, “Segment Reporting”, the Group's chief operating decision maker has been identified as the chief executive officer, who makes resource allocation decisions and assesses performance based on the Company's consolidated results. As a result, the Company has only one reportable segment.

Entity-wide disclosures

The Group's revenues by its four product groups, including the new home product group, secondary and rental properties product group, home furnishing and improvement product group, and research product group were summarized as follows:

	For the Nine months Ended September 30,
	2014	2015
	US$	US$

Marketing services:
New home	176,105	142,606
Home furnishing and improvement	24,955	23,213
Secondary and rental properties	1,197	1,008

Total marketing service revenues	202,257	166,827

E-commerce services:
New home	145,415	231,172
Secondary and rental properties	128	43,010
Home furnishing and improvement	57	26,692
Research		75

Total E-commerce service revenues	145,600	300,949

Listing services:
Secondary and rental properties	104,210	68,132
Research	14,019	16,351
Other product groups	2,268	1,178

Total listing service revenues	120,497	85,661

Geographic disclosures

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group's long-lived assets are located in the PRC except for building and land with net book value of US$54,432 and US$52,974 as of December 31, 2014 and as of September 30, 2015, respectively, which are located in the United States of America.